Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Cash generated from (used in) operating activities (Note 21)	$ 658,281	$ (630,897)
INVESTING ACTIVITIES
Proceeds from sale of discontinued operations (Note 3)		59,810
Proceeds from sale of long-term investments		235,000
Proceeds from redemption of other long-term investments	115,000	12,193
Expenditures on property, plant and equipment	(203,586)	(1,072,136)
Proceeds from sale of mineral property rights and other assets	10,142	1,359
Cash used in investing activities of continuing operations	(78,444)	(763,774)
Cash used in investing activities of discontinued operations (Note 3)	(8,194)	(23,073)
Cash used in investing activities	(86,638)	(786,847)
FINANCING ACTIVITIES
Issue of share capital	2,288,664	1,762
Proceeds from bridge funding facility (Note 11)	62,373	660,765
Repayment of interim and bridge funding facilities (Note 11)	(2,191,635)	(330,507)
Proceeds from credit facilities (Note 10)	143,826
Repayment of credit facilities (Note 10)	(90,000)
Cash from financing activities of continuing operations	213,228	332,020
Cash (used in) from financing activities of discontinued operations (Note 3)	(98)	4,603
Cash from financing activities	213,130	336,623
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(130)	(3,651)
NET CASH INFLOW (OUTFLOW)	784,643	(1,084,772)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	78,112	1,162,884
CASH AND CASH EQUIVALENTS, END OF YEAR	862,755	78,112
LESS CASH AND CASH EQUIVALENTS CLASSIFIED IN CURRENT ASSETS HELD FOR SALE		(21,837)
Cash and cash equivalents	862,755	56,275
CASH AND CASH EQUIVALENTS COMPRISE:
Cash on hand and demand deposits	141,271	56,275
Short-term liquid investments	721,484
Cash and cash equivalents	$ 862,755	$ 56,275